Prepayments and Others and Assets	12 Months Ended
Dec. 31, 2017
Prepayments and Others and Assets
6.	PREPAYMENTS AND OTHER ASSETS

	As of December 31,
	2016	2017
	RMB	RMB	US$
Other receivables from advertisers	212,592	391,041	60,102
Receivable from equity transferees	33,564	167,185	25,696
VAT prepayments	157,048	159,199	24,468
Receivable from third party payment platform	37,057	65,765	10,108
Inventory	999	26,761	4,113
Prepaid expenses	24,757	22,484	3,456
Loan to a third party (i)	—	22,000	3,381
Advances to suppliers	50,088	15,330	2,356
Others	55,201	48,478	7,451

Total	571,306	918,243	141,131

(i)	On December 28, 2017, the Group made a convertible loan investment of RMB22,000 (US$3,381) to a third-party retail company. The conversion features and the put option were considered as embedded derivatives that do not meet the criteria to be bifurcated and were accounted for together with the loan receivable. In accordance with ASC 810, Consolidation, the third-party retail company is a variable interest entity, as it does not have sufficient equity at risk to fully fund the construction of all assets required for principal operations. As of December 31, 2017, the Group’s maximum exposure to loss as a result of its involvement with the third-party retail company was RMB30,839 (US$4,740), which also equals to the carrying amount of the convertible loan and advance. The Group is not considered as the primary beneficiary, as it does not has power to direct the activities of the third-party retail company that most significantly impact its economic performance.

(Reversal) Provision for doubtful accounts for the years ended December 31, 2015, 2016 and 2017 were RMB(453), RMB4,337 and RMB1,299 (US$200), respectively.